Share-based compensation - Weighted average assumptions (Details)	12 Months Ended
Dec. 31, 2023 yr $ / shares
share-based compensation
Share option award fair value (in dollars per share) | $ / shares	$ 1.50
Risk free interest rate	2.70%
Expected lives (years) | yr	6.5
Expected volatility	35.40%
Dividend yield	0.00%